Subsequent Events	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 7 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to April 30, 2025, the date that the interim financial statement was available to be issued. Based upon this review, other than disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On March 3, 2025, the Company entered into Subscription Agreements with certain investors for the private placement of an aggregate of 1,250,000 shares of the Company’s ordinary shares, par value $0.0001 per share, at a purchase price of $8.00 per share, for an aggregate purchase price of $10.0 million. This PIPE financing is contingent upon the successful completion of the Business Combination at which time the shares will be issued. The funds raised from this PIPE financing will be used to support the business combination and related transaction costs.

Breeze Holdings Acquisition Corp. [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

Note 12 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not, except as described in these consolidated financial statements and below, identify any other subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On March 3, 2025, YD Bio Limited entered into Subscription Agreements with certain investors for the private placement of an aggregate of 1,250,000 shares of YD Bio Limited’s ordinary shares, par value $0.0001 per share, at a purchase price of $8.00 per share, for an aggregate purchase price of $9.0 million. This PIPE financing is contingent upon the successful completion of the Merger Agreement at which time the shares will be issued. The funds raised from this PIPE financing will be used to support the business combination and related transaction costs.